Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefit Plans Disclosures [Abstract]
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to expense for incentive compensation plans for the years ended December 31, were:

	2024		2023		2022
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$1,040	$822	$897	$709	$381	$301
Equity incentive plans[1]	122	105	121	104	123	107
[1] After-tax amounts differ from the statutory rate of 21% due to the expected disallowance of certain executive compensation deductions.

Share Based Compensation Performance Share Awards Targets
The following shows the performance measurement criteria for our performance-based restricted equity awards outstanding at December 31, 2024:

Performance Measurement	Year(s) of Grant	Vesting range (as a percentage of target)
Growth of our personal auto and commercial auto businesses, both compared to its respective market	2023-2024	0-250%
Growth of our personal auto and commercial auto businesses and homeowners multi-peril business, each compared to its respective market	2022	0-250%
Investment results relative to peer group	2024	0-250%
Investment results relative to peer group	2022-2023	0-200%

Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2024		2023		2022
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	2,893,742	$101.18	3,198,150	$81.71	3,539,022	$67.24
Add (deduct):
Granted[2]	826,377	160.13	1,080,658	110.93	1,154,838	96.54
Vested	(1,186,442)	81.84	(1,338,466)	63.10	(1,378,070)	57.79
Forfeited	(28,015)	111.35	(46,600)	84.86	(117,640)	72.44
End of year[3,4]	2,505,662	$129.66	2,893,742	$101.18	3,198,150	$81.71
[1] Includes restricted stock units. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2024, 2023, and 2022, the number of units “granted” shown in the table above includes 23,153, 36,656, and 44,327 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair values of the original grants.
3 At December 31, 2024, the number of shares included 447,819 performance-based restricted stock units at their target amounts. We expect 859,619 units to vest based upon our current estimates of the likelihood of achieving the predetermined performance measures applicable to each award.
4 At December 31, 2024, the total unrecognized compensation cost related to unvested restricted equity awards was $94 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into our consolidated statements of comprehensive income over the weighted average vesting period of 2.3 years.
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2024		2023		2022
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	25,075	$133.43	30,439	$109.75	29,206	$105.16
Add (deduct):
Granted	15,553	215.77	25,075	133.43	30,439	109.75
Vested[1]	(25,979)	136.29	(30,439)	109.75	(29,206)	105.16
End of year[2]	14,649	$215.77	25,075	$133.43	30,439	$109.75
1 In 2024, 904 shares granted in 2024 vested upon the disability of a director, pursuant to the terms of the plan.
[2] The remaining unrecognized compensation cost was $1 million at December 31, 2024, 2023, and 2022.

Assets Held in Deferral Plan Irrevocable Grantor Trust Account	The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2024	2023
Progressive common shares[1]	$117	$119
Other investment funds[2]	176	165
Total	$293	$284
[1] Included 1,138,191 and 1,551,846 common shares as of December 31, 2024 and 2023, respectively, to be distributed in common shares, and are reported at grant date fair value.
[2] Amount is included in other assets on our consolidated balance sheets.